Cash and Bank Balances (Tables)	6 Months Ended
Dec. 31, 2025
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	December 31, 2025	June 30, 2025
	RM	RM

Cash and bank balances	16,829,154	32,636,917
Deposits with a licensed bank	15,447,000	-
	32,276,154	32,636,917